Summary of Final Allocation of Purchase Price to Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Jul. 13, 2013 GU Acquisition [Member]	Dec. 29, 2012 GU Acquisition [Member]	Dec. 29, 2012 Initial Estimate [Member] GU Acquisition [Member]	Dec. 29, 2012 Adjustments [Member] GU Acquisition [Member]
Assets acquired:
Accounts receivable		$ 33	$ 33	$ 28	$ 5
Inventory		7,265	7,265	7,358	(93)
Prepaid expenses		325	325	325
Property and equipment		7,898	7,898	7,235	663
Goodwill		12,769	12,769	12,947	(178)
Favorable lease rights		2,197	2,197	2,385	(188)
Tradenames		1,000	1,000	1,000
Total assets acquired		31,487	31,487	31,278	209
Liabilities assumed:
Accrued expenses and other current liabilities		803	803	803
Unfavorable lease rights		2,172	2,172	2,244	(72)
Capital lease obligation		872	872	872
Total liabilities assumed		3,847	3,847	3,919	(72)
Acquisition price	$ 27,600	$ 27,640	$ 27,640	$ 27,359	$ 281